Jack-up rigs (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Jack Up Rigs [Roll Forward]
Opening balance			$ 2,683.3	$ 2,278.1	$ 783.3
Additions			37.4	100.5	307.5
Transferred to jack-up rigs			312.7	420.9	1,275.7
Depreciation			(116.0)	(99.7)	(69.6)
Disposals			(6.5)	(2.1)	(18.8)
Reclassification to asset held for sale			(9.2)	(3.0)	0.0
Impairment			(77.1)	(11.4)	0.0
Total jack-up rigs			2,824.6	2,683.3	2,278.1
Impairment Assessment Of Jack Up Rigs [Abstract]
Depreciation			$ 1.9	1.7	9.9
Number of years in which reaching revenue levels and utilization in lower quartile observed in jack-up market			10 years
Impairment of non-current assets			$ 77.1	11.4	0.0
Percent of decrease in day rate			10.00%
Atla and Balder
Impairment Assessment Of Jack Up Rigs [Abstract]
Impairment of non-current assets		$ 57.9	$ 58.7	$ 0.0	$ 0.0
Balder
Impairment Assessment Of Jack Up Rigs [Abstract]
Impairment charge on reclassified assets held for sale	$ 0.8
Atla and Balder | Valuation Technique, Discounted Cash Flow
Jack Up Rigs [Roll Forward]
Opening balance	$ 10.0
Total jack-up rigs		$ 10.0